SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue from contract with customer		$ 236	$ 500
Amgen Inc [Member]
Statement Line Items [Line Items]
Additional amount paid for services to be recognized upon commencement of the pre-clinical Research and Development services		225
Revenue from contract with customer		$ 500
Non-refundable and non-creditable initial technology access fee payment, including payment for the first year of preclinical services	$ 725